Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Earnings (Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Beginning balance at Nov. 29, 2015	$ 331,863	$ 375	$ 3,291	$ 705,668	$ (379,066)	$ 1,595
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	291,209	0	0	291,052	0	157
Other comprehensive (loss) income, net of tax	(47,780)	0	0	0	(48,248)	468
Stock-based compensation and dividends, net	9,609	0	9,649	(40)	0	0
Reclassification to temporary equity	(10,563)	0	(10,563)	0	0	0
Repurchase of common stock	(2,563)	0	(932)	(1,631)	0	0
Cash dividends paid	(60,000)	0	0	(60,000)	0	0
Ending balance at Nov. 27, 2016	511,775	375	1,445	935,049	(427,314)	2,220
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	284,556	0	0	281,403	0	3,153
Other comprehensive (loss) income, net of tax	23,038	0	0	0	22,933	105
Stock-based compensation and dividends, net	25,810	2	25,878	(70)	0	0
Reclassification to temporary equity	(47,689)	0	(13,575)	(34,114)	0	0
Repurchase of common stock	(25,102)	(2)	(13,748)	(11,352)	0	0
Cash dividends paid	(70,000)	0	0	(70,000)	0	0
Ending balance at Nov. 26, 2017	702,388	375	0	1,100,916	(404,381)	5,478
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	285,244	0	0	283,142	0	2,102
Other comprehensive (loss) income, net of tax	(20,437)	0	0	0	(20,203)	(234)
Stock-based compensation and dividends, net	18,407	3	18,471	(67)	0	0
Reclassification to temporary equity	(172,104)	0	11,232	(183,336)	0	0
Repurchase of common stock	(56,039)	(2)	(29,703)	(26,334)	0	0
Cash dividends paid	(90,000)	0	0	(90,000)	0	0
Ending balance at Nov. 25, 2018	$ 667,459	$ 376	$ 0	$ 1,084,321	$ (424,584)	$ 7,346